Business Combination and Reverse Recapitalization - Forward Purchase Agreement with RiverNorth (Details) - River North	Jan. 02, 2025 USD ($) D $ / shares
Business Combination and Reverse Recapitalization
Threshold trading days | D	10
Stock price trigger | $ / shares	$ 10
Proceeds remitted under forward purchase agreement	$ 1,400,000
Forward purchase liability	$ 0